Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

AUG 02 2013

Washington, DC 20549

[redacted]

13002878

CGTNYS
001-14846

August 2, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AngloGold Ashanti Limited (Guarantor), AngloGold Ashanti Holdings plc (Issuer) 8.500% Notes due 2020 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 30, 2013. Tentative listing date – August 7, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

July 31, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 29, 2013 The Nasdaq Stock Market (the "Exchange") received from WisdomTree Trust (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

WisdomTree Emerging Markets Dividend Growth Fund

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery